6. Convertible Notes And Notes Payable (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Convertible Notes And Notes Payable Details Narrative
Convertible Notes Payable, net	$ 106,425	$ 179,572
Unamortized discount	$ 30,680